BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
BASIS OF PRESENTATION
Schedule of subsidiaries [Table Text Block]
Subsidiaries	Country of Incorporation	Ownership %	Functional Currency
Cosechemos YA S.A.S.	Colombia	90%	Colombia Peso (COP)
Flora Growth Corp. Sucursal Colombia	Colombia	100%	Colombia Peso (COP)
Hemp Textiles & Co. LLC	United States	100%	United States Dollar (USD)
Hemp Textiles & Co. S.A.S.	Colombia	100%	Colombia Peso (COP)
Flora Beauty LLC	United States	100%	United States Dollar (USD)
Flora Beauty LLC Sucursal Colombia	Colombia	100%	Colombia Peso (COP)
Kasa Wholefoods Company S.A.S.	Colombia	90%	Colombia Peso (COP)
Kasa Wholefoods Company LLC	United States	100%	United States Dollar (USD)
Grupo Farmaceutico Cronomed S.A.S.	Colombia	100%	Colombia Peso (COP)
Labcofarm Laboratories S.A.S.	Colombia	100%	Colombia Peso (COP)
Breeze Laboratory S.A.S	Colombia	100%	Colombia Peso (COP)
Vessel Brand Inc.	United States	100%	United States Dollar (USD)
Just Brands LLC	United States	100%	United States Dollar (USD)
Just Brands International LTD	United Kingdom	100%	British Pound (GBP)
High Roller Private Label LLC	United States	100%	United States Dollar (USD)
Flora Growth US Holdings Corp.	United States	100%	United States Dollar (USD)
Flora Growth Management Corp.	United States	100%	United States Dollar (USD)
Cardiff Brand Corp.	United States	100%	United States Dollar (USD)
Keel Brand Corp.	United States	100%	United States Dollar (USD)
Flora Growth F&B Corp.	United States	100%	United States Dollar (USD)
Masaya Holding Corp	United States	100%	United States Dollar (USD)
Franchise Global Health Inc.	Canada	100%	Canadian Dollar (CAD)
Harmony Health One Inc.	Canada	100%	Canadian Dollar (CAD)
ACA Mueller ADAG Pharma Vertriebs GmbH	Germany	100%	Euro (EUR)
Sativa Verwaltungs GmbH	Germany	100%	Euro (EUR)
Sativa Verwaltungs GmbH and Co. KG	Germany	100%	Euro (EUR)
CBD Med Therapeutics Inc.	Canada	100%	Canadian Dollar (CAD)
Fayber Technologies Canada Inc.	Canada	100%	Canadian Dollar (CAD)
Catalunia SAS	Colombia	100%	Colombia Peso (COP)
Green CannaHealth SAS	Colombia	100%	Colombia Peso (COP)
Klokken Aarhus Inc.	Canada	100%	Canadian Dollar (CAD)
Rangers Pharmaceuticals A/S	Denmark	100%	Danish Krone (DAK)
1200325 B.C. LTD.	Canada	100%	Canadian Dollar (CAD)
Phatebo	Germany	100%	Euro (EUR)
Franchise Cannabis Corp.	Canada	100%	Canadian Dollar (CAD)